Accrued Expenses and Other Liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accrued Expenses and Other Liabilities
Accrued salaries and welfare		19,740	10,031
Accrued advertising expenses		2,371	2,386
Accrued network support expenses		1,908	551
Business and other tax payable		3,304	2,800
Professional and other service fees		6,556	3,661
Deposits received from matchmaking service agencies		2,850
Others		5,616	4,029
Balance as at 31 December		42,345	23,458
Less: Current portion	6,544	39,615	23,458
Non-current portion	$ 451	2,730